Right-of-use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2023
Right-of-use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

11. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Our operating leases primarily consist of leases of office premises and showrooms. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

We adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2020, using the modified retrospective method of adoption. We elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. In addition, adoption of the new standard resulted in the recording of right-of-use assets and associated lease liabilities of approximately HKD 541,625 and HKD 541,625, respectively, as of January 1, 2020.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	653,344	23,884,854	3,057,888
Current operating lease obligation	653,344	708,829	90,750
Non-current operating lease obligation	—	23,176,025	2,967,138
Total operating lease obligation	653,344	23,884,854	3,057,888

Operating lease expense for the year ended December 31, 2021, 2022 and 2023 was HKD 164,482, HKD 2,580,711 and HKD 3,271,053, respectively.

The undiscounted future minimum lease payment schedule as follows:

For the years ending December 31,	HK$	US$
2024	2,014,564	257,917
2025	2,678,490	342,917
2026	2,834,708	362,917
2027	3,023,467	387,083
2028 or after	15,006,137	1,921,179
Total lease payments	25,557,366	3,272,013
Less: imputed interest	(1,672,512)	(214,125)
Total operating lease liabilities	23,884,854	3,057,888

Other supplemental information about the Company’s operating lease as of:

December 31, 2023
Weighted average discount rate	7.91%
Weighted average remaining lease term (years)	9.0

Our right-of-use assets and relevant lease liabilities originated from our rented premises for office premises in Hong Kong and retail shops in the UK.